Short-Term Borrowings - Related Party	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
SHORT-TERM BORROWINGS - RELATED PARTY

Note 12 – SHORT-TERM BORROWINGS – RELATED PARTY

As of September 30, 2021 and December 31, 2020, short-term borrowings from related party consisted the following:

	September 30,	December 31,
	2021	2020
Hong Kong KISEN Co., Ltd	$499,980	$-

On September 6, 2021, the Company entered into borrowing agreement with Hong Kong KISEN Co., Ltd with 0.1% annual interest rate and maturity less than 4 month.